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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kidron Capital LLC
Address: 601 Carlson Parkway
         Suite 730
         Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles M. Webster
Title:   Managing Member
Phone:   (952) 404-2309

Signature, Place, and Date of Signing:

  /s/ Charles M. Webster    Minnetonka, Minnesota        August 24, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $471,348
                                           (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                        VOTING AUTHORITY
                                                                                      ---------------------
                                                         VALUE  SH OR PRN INV.  OTHER
NAME OF ISSUER                 TITLE OF CLASS   CUSIP   (X1000)  AMOUNT   DISC.  MGR    SOLE    SHARED NONE
--------------                 -------------- --------- ------- --------- ----- ----- --------- ------ ----
AON CORP                       COM            037389103 61,222  1,436,800 SOLE  NONE  1,436,800
APTARGROUP INC                 COM            038336103 22,573    634,800 SOLE  NONE    634,800
BRIGHT HORIZON FAMILY SOLUTI   COM            109195107 26,712    686,501 SOLE  NONE    686,501
C H ROBINSON WORLDWIDE INC     COM NEW        12541W209 30,362    578,100 SOLE  NONE    578,100
COURIER CORP                   COM            222660102  7,773    194,319 SOLE  NONE    194,319
DCP MIDSTREAM PARTNERS LP      COM UT LTD PTN 23311P100 32,338    693,641 SOLE  NONE    693,641
DELL INC                       COM            24702R101 48,678  1,705,000 SOLE  NONE  1,705,000
ENCORE CAP GROUP INC           COM            292554102 13,229  1,060,000 SOLE  NONE  1,060,000
EURONET WORLDWIDE INC          COM            298736109 20,914    717,200 SOLE  NONE    717,200
FIRSTSERVICE CORP              SUB VTG SH     33761N109 28,138    781,168 SOLE  NONE    781,168
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS    55907R108  2,559     85,300 SOLE  NONE     85,300
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP 559080106 13,211    283,628 SOLE  NONE    283,628
PAYCHEX INC                    COM            704326107 23,898    610,900 SOLE  NONE    610,900
POLYONE CORP                   COM            73179P106 17,468  2,429,443 SOLE  NONE  2,429,443
SCHOOL SPECIALTY INC           COM            807863105 28,568    806,100 SOLE  NONE    806,100
TEEKAY LNG PARTNERS L P        PRTNRSP UNITS  Y8564M105 23,433    650,559 SOLE  NONE    650,559
TENNANT CO                     COM            880345103  2,409     66,005 SOLE  NONE     66,005
UAP HLDG CORP                  COM            903441103 36,626  1,215,203 SOLE  NONE  1,215,203
UNIVERSAL COMPRESSION PARTNE   UNIT LP INT    913430104 10,131    276,869 SOLE  NONE    276,869
VALSPAR CORP                   COM            920355104 21,106    742,900 SOLE  NONE    742,900